Consolidated Statements of Comprehensive Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	[1]	Dec. 31, 2015 ILS (₪)
Statement of comprehensive income [abstract]
Net income	₪ 1,249	$ 360	₪ 3,180	[2]	₪ 2,306	[2]
Items that are or will be reclassified to profit or loss:
Exchange differences on translation of foreign operations	(58)	(17)	(536)		(2,906)	[1]
Net gains (losses) on cash flow hedges	(2)	(1)	32		(1)	[1]
Net gains (losses) on available-for-sale financial assets	40	12	75		(66)	[1]
Realization of capital reserves of company previously accounted for using the equity method					452	[1]
Other comprehensive income (loss) from the continuing operations	(20)	(6)	(429)		(2,521)	[1]
Other comprehensive income (loss) from discontinued operations, net	774	223	(18)		(952)	[1]
Total other comprehensive income (loss)	754	217	(447)	[3]	(3,473)	[3]
Comprehensive income (loss)	2,003	577	2,733		(1,167)
Attributable to:
Equity holders of the Company	2,095	604	736		(901)	[1]
Non-controlling interests	(92)	(27)	1,997		(266)	[1]
Comprehensive income	₪ 2,003	$ 577	₪ 2,733		₪ (1,167)

[1]	Reclassified, refer to Note 2dd.
[2]	Reclassified, refer to note 2ff.
[3]	Reclassified, refer to Note 2f.